Financial risk management - Currency mix of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash flow hedges
Risk management
Notional amount of hedging instruments	€ 968	€ 1,350
Cash flow hedges | JPY
Risk management
Notional amount of hedging instruments		235
Fair value hedges
Risk management
Notional amount of hedging instruments	1,354	1,456
Fair value hedges | USD
Risk management
Notional amount of hedging instruments	1,354	1,456
Hedges on net investment in foreign subsidiaries
Risk management
Notional amount of hedging instruments	1,166	4,299
Hedges on net investment in foreign subsidiaries | USD
Risk management
Notional amount of hedging instruments		3,007
Hedges on net investment in foreign subsidiaries | CNY
Risk management
Notional amount of hedging instruments	788	866
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | USD
Risk management
Notional amount of hedging instruments	606	854
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | CNY
Risk management
Notional amount of hedging instruments	232	402
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | JPY
Risk management
Notional amount of hedging instruments	281	311
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | INR
Risk management
Notional amount of hedging instruments	153	68
Designated as hedging instrument | Foreign exchange forward contracts | Fair value hedges | USD
Risk management
Notional amount of hedging instruments	1,354	1,458
Designated as hedging instrument | Foreign exchange forward contracts | Fair value hedges | CNY
Risk management
Notional amount of hedging instruments	0	0
Designated as hedging instrument | Foreign exchange forward contracts | Fair value hedges | JPY
Risk management
Notional amount of hedging instruments	0	0
Designated as hedging instrument | Foreign exchange forward contracts | Fair value hedges | INR
Risk management
Notional amount of hedging instruments	0	0
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | USD
Risk management
Notional amount of hedging instruments	0	3,007
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | CNY
Risk management
Notional amount of hedging instruments	788	866
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | JPY
Risk management
Notional amount of hedging instruments	0	0
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | INR
Risk management
Notional amount of hedging instruments	184	192
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | USD
Risk management
Notional amount of hedging instruments	750	758
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | CNY
Risk management
Notional amount of hedging instruments	0	0
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | JPY
Risk management
Notional amount of hedging instruments	0	0
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | INR
Risk management
Notional amount of hedging instruments	0	0
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | USD
Risk management
Notional amount of hedging instruments	(2,475)	2,709
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | CNY
Risk management
Notional amount of hedging instruments	804	888
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | JPY
Risk management
Notional amount of hedging instruments	147	204
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | INR
Risk management
Notional amount of hedging instruments	346	272
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss, net | USD
Risk management
Notional amount of hedging instruments	(205)	(4,214)
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss, net | CNY
Risk management
Notional amount of hedging instruments	720	892
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss, net | JPY
Risk management
Notional amount of hedging instruments	100	151
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss, net | INR
Risk management
Notional amount of hedging instruments	€ (38)	€ 1,117